Non-controlling Interest in GasLog Partners	6 Months Ended
Jun. 30, 2018
Non-controlling Interest in GasLog Partners
Non-controlling Interest in GasLog Partners

3. Non-controlling Interest in GasLog Partners

        On January 17, 2018, GasLog Partners completed a public offering of 4,600,000 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Partnership's Series B Preference Units"), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Partnership's Series B Preference Units, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $111,194. The Partnership's Series B Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR B".

        The profit allocation to non-controlling interests is based on the distribution policy for available cash stated in the Partnership Agreement and is illustrated in the table below:

	Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

	For the three months ended		For the six months ended
Allocation of GasLog Partners' profit(*)	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Partnership's profit attributable to:
Common unitholders	17,349	17,095	32,073	41,152
Subordinated unitholders	N/A	N/A	5,085	N/A
General partner	357	349	777	888
Incentive distribution rights ("IDRs")	103	—	896	2,368
Paid and accrued preference equity distributions	1,549	5,457	1,549	10,495

Total	19,358	22,901	40,380	54,903

Partnership's profit allocated to GasLog	4,939	5,069	11,321	13,834
Partnership's profit allocated to non-controlling interests	14,419	17,832	29,059	41,069

Total	19,358	22,901	40,380	54,903

*

Excludes profits of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd. for the period prior to their transfers to the Partnership on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively.